Financial instruments (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019 $ / $	Dec. 31, 2019 USD ($)	Dec. 31, 2019 $ / $	Dec. 31, 2018 USD ($) $ / $	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 $ / $	Dec. 31, 2019 USD ($)	Dec. 31, 2019 $ / $	Dec. 31, 2018 $ / $
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment loss on trade receivables			$ 1,787,000		$ 98,000
Net impairment loss on trade receivables			1,537,000		98,000
Impairment loss allowance			$ 250,000		$ 0
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to risk holding Canadian denominated cash and cash equivalents, percentage (up to)	100.00%
Exposure to risk holding Canadian dollar net expenditures, percentage (up to)	50.00%
Average price of hedging instrument (CDN per USD)						1.32	1.32
January 1, 2019 Opening rate					1.363					0.734
December 31, 2019 Closing rate							1.299		0.770
Fiscal 2019 Average rate		1.327		0.754
Reasonably possible change in risk variable, percent	10.00%	10.00%	10.00%	10.00%
Increase in the corresponding risk variable on income			$ 2,518,000
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	0.25%	0.25%	0.25%	0.25%
Decrease in the corresponding risk variable on investment income								$ 369,000
Cash and cash equivalents | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic						$ 15,916,000
Foreign exchange contracts | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic						$ 16,800,000
Forward platinum contract | Commodity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets								$ 0